10-K Basis of presentation and consolidation - Schedule of investments in and advances to affiliates (Details)	Feb. 23, 2026	Dec. 31, 2025	Jul. 02, 2025	Dec. 31, 2024	Dec. 31, 2023
Curaleaf International Holdings Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%	100.00%	68.50%
Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%		0.00%	100.00%
Northern Green Canada Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Bloom Fungibles, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Focused Employer, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf International Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Four20 Pharma GmbH
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		55.00%		55.00%
Ownership interest by minority shareholders	45.00%	45.00%		45.00%
CLF AZ, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
CLF NY, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf CA, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf KY, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf Massachusetts, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf MD, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf OGT, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf PA, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Focused Investment Partners, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
CLF Maine, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
PalliaTech CT, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
PalliaTech Florida, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
PT Nevada, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
CLF Sapphire Holdings, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf NJ II, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
GR Companies, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
CLF MD Employer, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
MI Health, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf Compassionate Care VA, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf UT, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf Processing, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Virginia's Kitchen, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Cura CO LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf DH, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
Curaleaf Stamford, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
CLF Holdings Alabama, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%		100.00%
IL Business Holding Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%		0.00%
Broad Horizon Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%		0.00%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%		100.00%
Curaleaf Hemp, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%		100.00%